Investments - Schedule of Interest in Joint Venture (Details) - Cresca's [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Interest in Joint Venture [Line Items]
Assets	R$ 164	R$ 3,230
Current	121	3,186
Cash and cash equivalents	121	139
Accounts receivable, inventories and other receivables		3,047
Noncurrent	43	44
Other noncurrent	43	44
Liabilities	6	273
Current	6	273
Trade payables, taxes and loans	6	273
Total net assets	R$ 158	R$ 2,957
Company’s interest – 50%	50.00%	50.00%
Company’s interest in net assets at estimated fair value	R$ 79	R$ 1,478